Net Income/(Loss) Per Share - Computation of Basic and Diluted Net Income/(Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2022	May 31, 2021	May 31, 2020
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ (1,187,721)	$ 334,414	$ 413,333
Net income/(loss) available for future distribution		$ (1,187,721)	$ 334,414	$ 413,333
Denominator
Weighted average common shares outstanding basic	[1]	1,696,419,232	1,645,463,440	1,584,295,760
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		0	6,518,944	11,073,140
Weighted average common shares outstanding diluted	[1]	1,696,419,232	1,651,982,384	1,595,368,900
Net income/(loss) per common share
- Basic	[1]	$ (0.7)	$ 0.2	$ 0.26
- Diluted	[1]	$ (0.7)	$ 0.2	$ 0.26

[1]	Retrospectively restated for the effect of stock split. (Note 15)